UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03541

Asset Management Fund

(Exact name of registrant as specified in charter)

Foreside Management Services, LLC

690 Taylor Road, Suite 210

Gahanna, OH 43230

(Address of principal executive offices) (Zip Code)

Foreside Management Services, LLC

690 Taylor Road, Suite 210

Gahanna, OH 43230

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 701-9502

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Item 1.	Schedules of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Portfolio Investments

AAMA Equity Fund

September 30, 2017 (Unaudited)

COMMON STOCKS - 39.1%	Shares	Value
AEROSPACE & DEFENSE - 1.9%
Boeing Company (The)	13,200	$3,355,572
Rockwell Collins, Inc.	4,900	640,479
Spirit AeroSystems Holdings, Inc. - Class A	8,900	691,708
TransDigm Group, Inc.	2,000	511,300
		5,199,059
AIR FREIGHT & LOGISTICS - 0.5%
FedEx Corporation	6,000	1,353,480

AIRLINES - 0.3%
Southwest Airlines Company	15,200	850,896

BANKS - 6.7%
Bank of America Corporation	137,800	3,491,852
BB&T Corporation	36,800	1,727,392
Citigroup, Inc.	35,500	2,582,270
JPMorgan Chase & Company	37,400	3,572,074
U.S. Bancorp	31,200	1,672,008
Wells Fargo & Company	59,800	3,297,970
Zions Bancorporation	37,400	1,764,532
		18,108,098
BEVERAGES - 0.8%
Coca-Cola Company (The)	23,200	1,044,232
PepsiCo, Inc.	8,900	991,727
		2,035,959
BIOTECHNOLOGY - 3.5%
AbbVie, Inc.	18,800	1,670,568
Alexion Pharmaceuticals, Inc. (a)	7,000	982,030
Amgen, Inc.	8,400	1,566,180
Biogen, Inc. (a)	6,700	2,097,904
Celgene Corporation (a)	11,100	1,618,602
Regeneron Pharmaceuticals, Inc. (a)	3,400	1,520,208
		9,455,492
BUILDING PRODUCTS - 0.2%
Masco Corporation	13,200	514,932

Schedule of Portfolio Investments (Continued)

AAMA Equity Fund

COMMON STOCKS - 39.1% (Continued)	Shares	Value
CAPITAL MARKETS - 0.4%
Affiliated Managers Group	5,600	$1,063,048

COMMUNICATIONS EQUIPMENT - 1.2%
Cisco Systems, Inc.	71,600	2,407,908
F5 Networks, Inc. (a)	2,700	325,512
Juniper Networks, Inc.	15,400	428,582
		3,162,002
CONSTRUCTION & ENGINEERING - 0.4%
Fluor Corporation	11,500	484,150
Quanta Services, Inc. (a)	16,100	601,657
		1,085,807
CONSUMER FINANCE - 0.6%
Capital One Financial Corporation	19,900	1,684,734

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
AT&T, Inc.	11,800	462,206
Verizon Communications, Inc.	9,900	489,951
		952,157
ELECTRICAL EQUIPMENT - 0.2%
Acuity Brands, Inc.	2,900	496,712

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.1%

FLIR Systems, Inc.	10,400	404,664

FOOD & STAPLES RETAILING - 1.6%
CVS Health Corporation	10,900	886,388
Kroger Company (The)	37,500	752,250
Walgreen Boots Alliance, Inc.	10,700	826,254
Wal-Mart Stores, Inc.	22,300	1,742,522
		4,207,414
FOOD PRODUCTS - 1.5%
Archer-Daniels-Midland Company	24,600	1,045,746
General Mills, Inc.	18,300	947,208
Ingredion, Inc.	7,100	856,544
Kraft Heinz Company (The)	9,400	728,970
McCormick & Company, Inc.	4,500	461,880
		4,040,348

Schedule of Portfolio Investments (Continued)

AAMA Equity Fund

COMMON STOCKS - 39.1% (Continued)	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
Edwards Lifesciences Corporation (a)	6,700	$732,377
Medtronic plc	15,100	1,174,327
		1,906,704
HEALTH CARE PROVIDERS & SERVICES - 2.1%
AmerisourceBergen Corporation	7,000	579,250
Centene Corporation (a)	5,400	522,558
Express Scripts Holding Company (a)	19,100	1,209,412
Henry Schein, Inc. (a)	5,400	442,746
Humana, Inc.	4,700	1,145,061
UnitedHealth Group, Inc.	7,400	1,449,290
Universal Health Services, Inc. - Class B	3,000	332,820
		5,681,137
HEALTH CARE TECHNOLOGY - 0.3%
Cerner Corporation (a)	10,700	763,124

HOUSEHOLD PRODUCTS - 0.7%
Kimberly-Clark Corporation	5,100	600,168
Procter & Gamble Company (The)	11,600	1,055,368
Spectrum Brands Holdings, Inc.	2,900	307,168
		1,962,704
INDUSTRIAL CONGLOMERATES - 1.7%
3M Company	12,100	2,539,790
General Electric Company	88,800	2,147,184
		4,686,974
INTERNET SOFTWARE & SERVICES - 0.1%
Akamai Technologies, Inc. (a)	7,000	341,040

IT SERVICES - 2.2%
Cognizant Technology Solutions Corporation - Class A	10,400	754,416
International Business Machines Corporation	23,100	3,351,348
MasterCard, Inc. - Class A	7,000	988,400
Visa, Inc. - Class A	9,400	989,256
		6,083,420
MACHINERY - 0.5%
Cummins, Inc.	4,900	823,347
ITT, Inc.	12,900	571,083
		1,394,430

Schedule of Portfolio Investments (Continued)

AAMA Equity Fund

COMMON STOCKS - 39.1% (Continued)	Shares	Value
MEDIA - 0.2%
Charter Communications, Inc. - Class A (a)	800	$290,736
Comcast Corporation - Class A	6,500	250,120
		540,856
PHARMACEUTICALS - 2.2%
Bristol-Myers Squibb Company	29,200	1,861,208
Johnson & Johnson	10,100	1,313,101
Merck & Company, Inc.	21,500	1,376,645
Pfizer, Inc.	40,600	1,449,420
		6,000,374
ROAD & RAIL - 1.2%
Norfolk Southern Corporation	7,200	952,128
Union Pacific Corporation	19,800	2,296,206
		3,248,334
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
Applied Materials, Inc.	42,800	2,229,452
Intel Corporation	64,300	2,448,544
QUALCOMM, Inc.	20,100	1,041,984
Skyworks Solutions, Inc.	7,400	754,060
Texas Instruments, Inc.	19,700	1,765,908
		8,239,948
SOFTWARE - 3.1%
Adobe Systems, Inc. (a)	7,400	1,103,932
Citrix Systems, Inc. (a)	6,000	460,920
Microsoft Corporation	32,500	2,420,925
Oracle Corporation	50,200	2,427,170
Red Hat, Inc. (a)	7,000	776,020
VMware, Inc. - Class A (a)	10,400	1,135,576
		8,324,543
TOBACCO - 0.4%
Altria Group, Inc.	8,000	507,360
British American Tobacco plc - ADR	2,209	137,952
Philip Morris International, Inc.	5,100	566,151
		1,211,463
TRADING COMPANIES & DISTRIBUTORS - 0.2%
Grainger (W.W.), Inc.	2,900	521,275

Schedule of Portfolio Investments (Continued)

AAMA Equity Fund

COMMON STOCKS - 39.1% (Continued)	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
T-Mobile US, Inc. (a)	7,300	$450,118

TOTAL COMMON STOCKS (COST $102,169,696)		$105,971,246

EXCHANGE-TRADED FUNDS - 55.3%	Shares	Value
iShares Core S&P 500 ETF	101,200	$25,596,516
iShares Core S&P U.S. Growth ETF	239,600	12,095,008
PowerShares QQQ Trust Series 1	109,600	15,941,320
Schwab U.S. Large-Cap ETF	401,700	24,118,068
Vanguard Growth ETF	112,500	14,934,375
Vanguard Mid-Cap ETF	49,000	7,203,000
Vanguard Mid-Cap Growth ETF	63,500	7,731,125
Vanguard S&P 500 ETF	115,600	26,675,856
Vanguard Small-Cap ETF	52,100	7,362,772
Vanguard Small-Cap Growth ETF	55,000	8,395,200
TOTAL EXCHANGE-TRADED FUNDS (COST $143,927,158)		$150,053,240

U.S. GOVERNMENT AGENCIES - 0.4%	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN BANK - 0.4%
Federal Home Loan Bank (b) (COST $999,925)	0.898%	10/04/17	$1,000,000	$999,945

U.S. TREASURY OBLIGATIONS - 5.2%	Coupon	Maturity	Principal Amount	Fair Value
U.S. Treasury Bills - 5.2%
U.S. Treasury Bills (b) (COST $13,998,348)	1.013%	10/05/17	$14,000,000	$13,999,158

Schedule of Portfolio Investments (Continued)

AAMA Equity Fund

MONEY MARKET FUNDS - 0.0% (c)	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Treasury Securities
Portfolio Fund - Advisory Class, 0.61% (d) (Cost $97,453)	97,453	$97,453

TOTAL INVESTMENTS - (COST(e) $261,192,580 - Unrealized gain/loss
$9,928,462) - 100.0%		$271,121,042

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0% (c)		63,219

NET ASSETS - 100.0%		$271,184,261

(a)       Non-income producing security.

(b)       The rate shown is the annualized yield at the time of purchase, not a coupon rate.

(c)       Percentage rounds to less than 0.1%.

(d)       The rate shown is the 7-day effective yield as of September 30, 2017.

(e)       Represents cost for financial reporting purposes.

ADR - American Depositary Receipt

plc - Public Liability Company

See accompanying notes to Schedules of Investments.

Schedule of Portfolio Investments

AAMA Income Fund

September 30, 2017 (Unaudited)

EXCHANGE-TRADED FUNDS - 5.1%	Shares	Value
iShares 0-5 Year High Yield Corporate Bond ETF	37,318	$1,784,920
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	11,603	1,178,169
PowerShares Variable Rate Preferred Portfolio ETF	145,000	3,777,250
TOTAL EXCHANGE-TRADED FUNDS (COST $6,780,947)		$6,740,339

U.S. GOVERNMENT AGENCIES - 5.8%	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN BANK - 5.8%
Federal Home Loan Bank	0.625%	10/03/17	$3,075,000	$3,074,963
Federal Home Loan Bank	0.625%	10/26/17	2,335,000	2,334,388
Federal Home Loan Bank (a)	1.034%	11/10/17	2,300,000	2,297,509
TOTAL U.S. GOVERNMENT AGENCIES (COST $7,706,595)				$7,706,860

U.S. TREASURY OBLIGATIONS - 88.9%	Coupon	Maturity	Principal Amount	Fair Value
U.S. Treasury Notes - 70.0%
U.S. Treasury Notes	1.000%	02/15/18	$12,000,000	$11,991,984
U.S. Treasury Notes	1.500%	08/31/18	12,000,000	12,014,063
U.S. Treasury Notes	1.500%	01/31/19	12,000,000	12,011,719
U.S. Treasury Notes	1.625%	08/31/19	10,000,000	10,027,734
U.S. Treasury Notes	1.375%	01/15/20	12,000,000	11,956,875
U.S. Treasury Notes	1.625%	07/31/20	10,000,000	10,003,125
U.S. Treasury Notes	1.375%	09/15/20	3,000,000	2,978,672
U.S. Treasury Notes	2.000%	08/31/21	10,000,000	10,076,172
U.S. Treasury Notes	1.875%	07/31/22	2,000,000	1,995,000
U.S. Treasury Notes	2.000%	11/30/22	10,000,000	10,015,625
				93,070,969
U.S. Treasury Bills - 18.9% (a)
U.S. Treasury Bills	1.013%	10/05/17	15,200,000	15,199,085
U.S. Treasury Bills	1.032%	11/16/17	5,000,000	4,994,022
U.S. Treasury Bills	1.045%	12/14/17	5,000,000	4,990,292
				25,183,399

Total U.S. Treasury Obligations (Cost $118,265,119)				$118,254,368

Schedule of Portfolio Investments (Continued)

AAMA Income Fund

MONEY MARKET FUNDS - 0.1%	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Fund - Advisory Class, 0.61%(b) (Cost $93,969)	93,969	$93,969

TOTAL INVESTMENTS - (COST(c) $132,846,630 - Unrealized gain/loss $(51,094)) - 99.9%		$132,795,536

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		209,080

NET ASSETS - 100.0%		$133,004,616

(a)	The rate shown is the annualized yield at the time of purchase, not a coupon rate.

(b)	The rate shown is the 7-day effective yield as of September 30, 2017.

(c)	Represents cost for financial reporting purposes.

See accompanying notes to Schedules of Investments.

Asset Management Funds
Notes to Schedules of Investments
September 30, 2017 (Unaudited)

The AAMA Equity Fund and AAMA Income Fund, (each, a “Fund” and collectively the “Funds”) are each a portfolio of Asset Management Funds (the “Trust”). The Trust was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, (the “1940 Act”) as a diversified open-end management company. The Trust follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financials Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (“Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest of separate series. Each Fund is represented by a series of shares separate from those of the Trust’s other series.

The investment adviser to the Funds is Advanced Asset Management Advisers, Inc. (the “Adviser”).

The Trust maintains an insurance policy that insures its officers and trustees against certain liabilities. Under the Trust’s organization documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund.

Significant accounting policies are as follows:

1.	Securities Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are normally traded. Investments in other investment companies are valued at their reported net asset value. In each of these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, which may approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, certain stale prices, or an event occurs that materially affects the furnished price) are valued by the Fair Value Committee. In these cases, the Fair Value Committee, established and appointed by the Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

Asset Management Funds

Notes to Schedules of Investments (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2017:

AAMA Equity Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$105,971,246	$—	$—	$105,971,246
Exchange-Traded Funds	150,053,240	—	—	150,053,240
U.S. Government Agencies	—	999,945	—	999,945
U.S. Treasury Obligations	—	13,999,158	—	13,999,158
Money Market Funds	97,453	—	—	97,453
Total Investments	$256,121,939	$14,999,103	$—	$271,121,042

AAMA Income Fund
Investments at Value	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$6,740,339	$—	$—	$6,740,339
U.S. Government Agencies	—	7,706,860	—	7,706,860
U.S. Treasury Obligations	—	118,254,368	—	118,254,368
Money Market Funds	93,969	—	—	93,969
Total Investments	$6,834,308	$125,961,228	$—	$132,795,536

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and industry type. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period. As of September 30, 2017, the Fund did not have any transfers into or out of any Level. There were no Level 3 securities held by the Funds as of September 30, 2017.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of September 30, 2017:

	AAMA Equity	AAMA Income
	Fund	Fund
Cost of portfolio investments	$261,192,580	$132,846,630

Gross unrealized appreciation	$11,884,616	$40,631
Gross unrealized depreciation	(1,956,154)	(91,725)

Net unrealized appreciation (depreciation)	$9,928,462	$(51,094)

Asset Management Funds

Notes to Schedules of Investments (Continued)

4.	Investment in Other Investment Companies

The Funds may invest a significant portion of their assets in shares of one or more investment companies, including Exchange-Traded Funds (“ETFs”). A Fund will incur additional indirect expenses due to acquired fund fees and expenses and other costs to the extent it invests in shares of other investment companies. ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. There are certain risks associated with investments in ETFs. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that a Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may temporarily be unavailable, which may further impede the ETF’s ability to track its applicable index or match the index’s performance. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of September 30, 2017, the AAMA Equity Fund had 55.3% of the value of its net assets invested in ETFs.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Asset Management Fund

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar, Treasurer

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Dana Gentile
Dana Gentile, President

Date:	November 28, 2017

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar, Treasurer

Date:	November 28, 2017